Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Research tax credit receivable	$ 4,743	$ 3,342
Guarantee deposits	1,357	941
Total	$ 6,100	$ 4,283